Schedule of investments
Optimum International Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.45%Δ
Argentina − 1.88%
MercadoLibre †	14,153	$ 19,083,905
		19,083,905
Australia − 4.07%
Altium	5,077	166,921
Ardent Leisure Group †	27,222	26,737
BlueScope Steel	352,361	5,357,929
Cettire †	37,697	97,638
Cochlear	26,344	4,142,281
CSL	34,140	7,221,065
DGL Group †	11,007	25,065
Enero Group	23,974	69,769
GrainCorp Class A	16,159	97,109
Imdex	21,795	46,778
Incitec Pivot	298,052	702,587
Latrobe Magnesium †	560,656	39,159
Lynas Rare Earths †	329,458	2,437,720
Nufarm	262,892	927,645
Objective	796	11,525
Rio Tinto	113,651	7,525,477
Sonic Healthcare	23,800	807,431
South32	2,417,891	7,054,138
Wagners Holding †	20,675	24,067
Whitehaven Coal †	1,323,156	2,512,548
WiseTech Global	48,290	2,058,114
		41,351,703
Austria − 0.88%
ANDRITZ	29,128	1,498,143
AT&S Austria Technologie & Systemtechnik	505	24,870
EVN	10,863	327,754
OMV	124,791	7,057,279
Zumtobel Group	4,204	36,826
		8,944,872
Belgium − 0.30%
Umicore	74,884	3,047,882
		3,047,882
Brazil − 0.22%
Dexco	68,310	183,468
Marfrig Global Foods	327,900	1,299,238
Porto Seguro	3,486	13,093
Transmissora Alianca de Energia Eletrica	98,100	640,556
Unipar Carbocloro	3,704	68,627
		2,204,982
Canada − 2.14%
Advantage Energy †	41,200	241,347
Aritzia †	9,600	397,296
	Number of shares	Value (US $)
Common StockΔ (continued)
Canada (continued)
Birchcliff Energy	12,927	$ 66,017
Bird Construction	33,900	263,171
Black Diamond Group	5,800	20,312
Canfor †	12,800	324,414
Capstone Mining †	106,600	470,238
Cardinal Energy †	34,004	114,785
Celestica †	52,900	589,660
Constellation Software	2,878	5,339,731
Crew Energy †	70,025	158,324
Dexterra Group	7,500	50,931
E-L Financial	100	72,048
Finning International	18,800	473,808
Gildan Activewear	75,200	3,188,249
Intertape Polymer Group	4,366	90,844
Linamar	4,800	284,331
Neo Performance Materials	1,900	30,461
North West	682	18,461
NuVista Energy †	90,543	498,185
Obsidian Energy †	31,200	128,505
Parex Resources	30,100	514,219
Peyto Exploration & Development	1,507	11,258
PHX Energy Services	10,600	37,374
Richelieu Hardware	5,697	196,498
Ritchie Bros Auctioneers	63,236	3,870,676
TECSYS	1,288	53,569
Total Energy Services †	7,700	36,706
Tourmaline Oil	112,000	3,616,016
Trican Well Service †	49,000	107,301
Wajax	1,700	32,617
West Fraser Timber	3,300	314,830
Western Forest Products	65,984	110,065
		21,722,247
Chile − 0.10%
Cia Cervecerias Unidas ADR	64,170	1,053,030
		1,053,030
China/Hong Kong − 10.75%
AIA Group	896,000	9,031,760
Alibaba Group Holding †	509,900	7,775,149
Angang Steel Class H	180,000	80,102
Anhui Transport Consulting & Design Institute Class A	230,200	333,019
Asia Cement China Holdings	393,862	251,545
ASM Pacific Technology	147,000	1,588,287
Bank of Communications Class H	450,196	271,935
Baoshan Iron & Steel Class A	2,959,200	3,324,448
Build King Holdings	80,674	9,725
China BlueChemical Class H	500,000	139,146
NQ-OPTIE [12/21] 2/22 (2028214)    1

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
China Construction Bank Class H	7,497,000	$ 5,191,862
China Design Group Class A	145,540	190,907
China Display Optoelectronics Technology Holdings †	344,000	22,499
China Petroleum & Chemical Class H	6,530,000	3,039,916
China Risun Group	407,000	246,886
China Shenhua Energy Class H	187,500	439,561
China South Publishing & Media Group Class A	255,245	383,267
China XLX Fertiliser	36,000	24,608
Chow Tai Fook Jewellery Group †	873,800	1,571,093
COSCO SHIPPING Holdings Class H †	263,000	509,976
Dah Sing Financial Holdings	30,000	90,798
Dare Power Dekor Home Class A	289,689	609,527
Dazzle Fashion Class A	184,660	555,137
Fangda Special Steel Technology Class A	332,500	406,929
Fufeng Group †	160,000	55,197
Futu Holdings ADR †	23,412	1,013,740
Hangzhou Tigermed Consulting Class H	135,400	1,719,078
Hebei Chengde Lolo Class A	309,400	526,723
Hong Kong Exchanges & Clearing	111,700	6,523,611
Inner Mongolia Yitai Coal Class H	15,000	11,581
Jizhong Energy Resources Class A	586,762	507,278
JNBY Design	77,000	122,449
KE Holdings ADR †	56,135	1,129,436
KingClean Electric Class A	63,840	293,690
Lansen Pharmaceutical Holdings	24,509	3,929
Lee & Man Paper Manufacturing	531,853	369,686
Lenovo Group	3,864,000	4,440,041
Li Ning	208,000	2,276,715
Luolai Lifestyle Technology Class A	453,480	1,019,616
Meituan Class B †	237,400	6,862,407
Midland Holdings †	38,000	4,581
Nanjing Iron & Steel Class A	1,128,600	655,200
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Opple Lighting Class A	123,800	$ 403,255
Orient Overseas International	116,491	2,857,914
Pacific Basin Shipping	250,930	92,037
PAX Global Technology	113,000	79,994
PetroChina Class H	1,724,000	767,200
Ping An Healthcare and Technology †	509,100	1,850,964
Ping An Insurance Group Co. of China Class H	759,000	5,465,544
Prosus †	43,967	3,680,649
SAIC Motor Corp Class A	8,800	28,485
Sansteel Minguang Class A	415,186	442,980
SGIS Songshan Class A	2,477,300	1,846,309
Shaanxi Coal Industry Class A	1,181,700	2,262,035
Shanghai Construction Group Class A	808,500	456,683
Shanxi Lu'an Environmental Energy Development Class A	185,900	329,894
Shanxi Taigang Stainless Steel Class A	955,694	1,055,659
Shenzhen Comix Group Class A	254,300	333,967
Shenzhen Ellassay Fashion Class A	132,700	303,779
Sinopec Engineering Group Class H	34,001	16,788
Sinotruk Hong Kong	488,052	751,085
Ten Pao Group Holdings	36,000	8,680
Tencent Holdings	178,000	10,427,686
Tencent Music Entertainment Group ADR †	480,059	3,288,404
Texhong Textile Group	104,524	138,069
Transfar Zhilian Class A	92,600	126,404
United Laboratories International Holdings	222,000	124,131
Value Partners Group	54,000	26,939
Vatti Class A	2,110,881	2,106,459
Wuxi Biologics Cayman †	172,000	2,041,487
Xinyu Iron & Steel Class A	892,600	739,474
Yonggao Class A	364,100	313,064
Yue Yuen Industrial Holdings †	21,000	35,119
Zai Lab ADR †	18,609	1,169,576
Zhejiang Semir Garment Class A	1,600,478	1,941,160
		109,134,913

2    NQ-OPTIE [12/21] 2/22 (2028214)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Denmark − 5.25%
ALK-Abello †	181	$ 95,044
Ambu Class B	109,442	2,888,592
AP Moller - Maersk Class B	2,780	9,922,692
Chr Hansen Holding	49,321	3,888,980
Demant †	46,807	2,396,806
DSV	36,425	8,488,056
Genmab †	6,254	2,496,303
H. Lundbeck	35,922	924,903
Novo Nordisk Class B	106,764	11,992,360
Novozymes Class B	92,512	7,596,143
Pandora	21,292	2,648,531
		53,338,410
Egypt − 0.00%
ElSewedy Electric	76,312	47,750
		47,750
Finland − 0.73%
Incap †	1,297	115,916
Kone Class B	99,341	7,128,586
Orion Class A	1,418	58,280
QT Group †	388	58,767
Rapala VMC †	2,180	21,645
Vaisala Class A	805	48,849
Vincit	2,088	18,954
		7,450,997
France − 2.77%
Alten	1,257	226,828
Aubay	452	32,214
Danone	81,274	5,051,237
Dassault Systemes	120,979	7,204,897
Derichebourg †	2,657	30,704
Edenred	120,844	5,581,657
Ipsen	7,085	649,335
IPSOS	23,199	1,089,498
Publicis Groupe	31,282	2,108,382
Sartorius Stedim Biotech	7,608	4,178,408
Societe Generale	46,436	1,596,859
Thermador Groupe	255	29,496
Virbac	331	159,970
Wendel	1,220	146,397
		28,085,882
Germany − 5.03%
Basler	422	76,066
Bastei Luebbe	1,488	12,028
BioNTech ADR †	8,319	2,144,638
Carl Zeiss Meditec	19,608	4,113,296
Dermapharm Holding	3,040	308,657
Deutsche Boerse	56,760	9,477,470
GK Software †	210	38,254
	Number of shares	Value (US $)
Common StockΔ (continued)
Germany (continued)
Heidelberger Druckmaschinen †	16,028	$ 48,099
Kloeckner & Co. †	3,410	41,510
Mensch und Maschine Software	443	33,409
Merck	35,380	9,101,766
Rational	6,920	7,077,534
SAP	71,039	9,997,997
Scout24	123,335	8,612,036
Westwing Group †	2	50
		51,082,810
Greece − 0.12%
National Bank of Greece †	310,281	1,035,743
Thrace Plastics Holding and Co.	17,069	133,894
		1,169,637
Hungary − 0.35%
MOL Hungarian Oil & Gas	172,126	1,335,902
OTP Bank †	44,217	2,254,684
		3,590,586
India − 3.70%
ACC	12,686	378,136
Bhansali Engineering Polymers	154,910	347,599
Century Plyboards India	3,295	26,502
Coal India	1,302,787	2,559,634
Cosmo Films	9,965	187,327
Cyient	21,795	299,941
Deccan Cements	5,297	41,957
Finolex Industries	202,422	563,678
GAIL India	377,133	655,481
Garware Hi-Tech Films	1,465	15,883
Greenply Industries	21,297	59,033
Gujarat Ambuja Exports	60,892	138,723
Gujarat Narmada Valley Fertilizers & Chemicals	131,154	777,460
HIL	2,577	155,482
Housing Development Finance	289,785	10,082,839
ICICI Lombard General Insurance	212,543	4,006,501
Indian Oil	1,423,444	2,135,099
INEOS Styrolution India	10,204	189,061
JK Lakshmi Cement	89,267	694,400
Kirloskar Industries	1,576	31,830
KPIT Technologies	167,073	1,377,635
Mangalam Cement	6,512	33,718

NQ-OPTIE [12/21] 2/22 (2028214)    3

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
National Aluminium	1,773,827	$ 2,410,102
Oil & Natural Gas	73,264	140,347
Oracle Financial Services Software	1,076	57,338
Persistent Systems	6,074	400,737
Phillips Carbon Black	58,887	192,143
Polyplex	7,812	197,098
Rupa & Co.	325	1,932
Savita Oil Technologies	4,870	72,635
Shree Digvijay Cement	11,266	10,935
Siyaram Silk Mills	21,831	127,252
Sonata Software	21,610	254,602
Supreme Industries	20,040	600,871
Surya Roshni	13,957	109,556
Tanla Platforms	21,516	545,095
Technocraft Industries India †	2,371	24,928
TTK Prestige	20,220	268,392
Vardhman Textiles	3,899	121,603
Welspun India	30,894	60,470
Wipro	745,592	7,175,013
Yasho Industries	10	153
		37,529,121
Indonesia − 0.05%
Adaro Energy	1,716,000	272,135
Bukit Asam	1,230,200	234,176
		506,311
Iraq − 0.00%
Gulf Keystone Petroleum	9,433	22,906
		22,906
Ireland − 3.00%
CRH	116,382	6,163,942
CRH (London Stock Exchange)	65,473	3,456,218
ICON †	5,480	1,697,156
Kingspan Group	82,349	9,844,206
Ryanair Holdings ADR †	90,900	9,301,797
		30,463,319
Israel − 1.79%
Bank Hapoalim	37,614	388,366
Bank Leumi Le-Israel	556,409	5,986,549
Camtek †	4,031	185,587
Check Point Software Technologies †	46,718	5,445,450
Duniec Brothers	1,067	77,392
FIBI Holdings	7,012	320,721
ICL Group	74,165	715,898
Isracard	7	35
Israel Discount Bank Class A	59,655	401,800
	Number of shares	Value (US $)
Common StockΔ (continued)
Israel (continued)
Mizrahi Tefahot Bank	17,920	$ 691,680
Phoenix Holdings	59,367	768,213
ZIM Integrated Shipping Services	54,707	3,220,054
		18,201,745
Italy − 1.43%
Aeffe †	3,967	12,506
Banca IFIS	8,999	173,837
Eni	589,433	8,191,817
Fine Foods & Pharmaceuticals	1,682	29,490
FinecoBank Banca Fineco	292,666	5,125,324
MFE-MediaForEurope Class A †	218,942	223,217
MFE-MediaForEurope Class B	218,942	309,436
PRADA	40,100	256,618
Seco †	16,637	169,499
		14,491,744
Japan − 10.70%
A&A Material	1,800	14,505
A&D	9,400	103,280
Achilles	3,900	42,361
Advanced Media †	6,500	36,307
AGS	3,000	22,905
Akatsuki	2,700	67,636
Anest Iwata	7,200	55,733
Arisawa Manufacturing	3,800	32,617
Avant	2,000	20,877
Bank of Nagoya	1,100	26,240
BML	8,100	251,861
Brother Industries	54,300	1,046,606
Canon	249,100	6,076,462
Canon Marketing Japan	3,500	69,745
Capcom	66,600	1,568,520
Chiba Kogyo Bank	10,300	23,705
Computer Engineering & Consulting	5,700	53,800
Cosel	2,700	20,053
CTI Engineering	2,000	43,474
Cybernet Systems	15,117	93,435
Dai Nippon Toryo	4,200	30,205
Daiken	2,200	41,506
Daiseki	2,000	88,849
Daito Trust Construction	2,300	263,858
Daitron	3,000	55,943
Denso	101,900	8,444,542
Digital Hearts Holdings	11,600	235,208
Digital Holdings	2,200	25,207
Disco	8,000	2,445,220
Doshisha	6,100	83,061

4    NQ-OPTIE [12/21] 2/22 (2028214)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Eizo	9,800	$ 344,389
Elecom	16,400	215,848
Elematec	9,800	92,073
en Japan	2,100	59,347
Enplas	5,300	125,687
FANUC	25,500	5,420,331
FFRI Security †	2,100	23,742
France Bed Holdings	5,600	44,883
Fudo Tetra	3,700	53,885
Fuji Soft	900	43,422
Fujikura †	109,900	539,480
Fujitsu	30,300	5,206,345
Futaba Industrial	8,100	30,647
Gakujo	2,600	24,553
Glory	9,000	171,432
Gunosy †	12,600	89,982
H.U. Group Holdings	7,600	192,815
Hibino	3,500	51,368
Hino Motors	13,800	113,794
Hioki EE	700	53,559
Hisamitsu Pharmaceutical	1,700	58,726
Hito Communications Holdings	2,000	41,106
Ichiken	1,400	22,848
Ichiyoshi Securities	10,900	62,483
ID Holdings	3,000	23,278
I'll	1,800	22,653
Ines	2,500	32,856
Infocom	7,000	132,676
Internet Initiative Japan	14,500	598,903
IwaiCosmo Holdings	3,800	44,747
JAC Recruitment	8,500	154,148
Japan Exchange Group	249,100	5,457,631
Japan Living Warranty	1,400	29,574
Japan Post Insurance	21,700	348,586
Japan System Techniques	3,900	86,547
JK Holdings	2,300	22,183
Kanamoto	9,800	205,588
Kanematsu	3,100	34,535
Kanematsu Electronics	5,700	196,727
Koa	4,500	63,009
Kokuyo	21,500	320,796
Konica Minolta	59,200	270,129
Konoike Transport	6,200	66,421
Kuriyama Holdings	3,500	36,055
Kyokuto Securities	8,400	54,609
Marvelous	9,000	57,147
Matsuda Sangyo	3,500	74,142
Maxell	4,400	52,371
Mazda Motor †	235,400	1,806,199
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
Melco Holdings	3,200	$ 113,122
MIMAKI ENGINEERING	12,800	101,694
Miraial	2,100	35,179
Miroku Jyoho Service	12,000	144,010
Mitsubishi Electric	181,000	2,297,440
Mitsubishi Research Institute	2,700	94,768
Mixi	50,900	891,385
MORESCO	2,700	27,239
Morningstar Japan	5,600	31,357
Nachi-Fujikoshi	800	28,677
Naigai Trans Line	1,600	29,125
Nakamoto Packs	2,800	42,522
Nakanishi	3,400	62,619
Nice	1,400	20,556
Nidec	76,500	9,049,522
Nihon Kohden	5,400	148,040
Nihon Unisys	5,400	151,543
Nikon	176,500	1,901,292
Nintendo	9,000	4,210,717
Nippon Steel Trading	1,000	43,662
Nissei ASB Machine	2,700	74,305
Nisshinbo Holdings	68,300	519,958
Nisso	5,600	44,009
Nitto Seiko	6,700	37,891
NS Solutions	5,400	166,511
OBIC Business Consultants	600	25,224
Okamura	5,500	61,470
Okinawa Cellular Telephone	1,900	84,497
Optex Group	2,900	41,410
Osaki Electric	19,600	79,784
Pilot	3,900	149,300
Poletowin Pitcrew Holdings	5,700	51,374
Pronexus	2,600	25,241
Pro-Ship	2,200	29,336
Recruit Holdings	117,300	7,138,376
Riken	3,300	73,886
Rohm	800	72,776
Ryobi	5,200	49,570
Sanken Electric	1,900	104,152
Sanshin Electronics	5,700	73,061
Sanwa Holdings	7,000	74,746
Sanyo Denki	900	47,206
Satori Electric	3,300	30,839
SCREEN Holdings	9,600	1,031,550
Seiko Epson	89,000	1,602,928
Shimano	25,900	6,897,672
Shindengen Electric Manufacturing †	6,100	196,626
Shiseido	85,500	4,769,747
Shofu	1,800	31,986

NQ-OPTIE [12/21] 2/22 (2028214)    5

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
SIGMAXYZ Holdings	700	$ 15,916
SMC	12,100	8,177,883
SMK	1,300	25,794
Soda Nikka	4,600	32,919
Softcreate Holdings	1,200	45,308
Soliton Systems KK	9,200	111,364
Sony Group	71,000	8,965,757
Space	2,900	22,773
SRA Holdings	2,000	50,129
Star Micronics	5,000	67,380
Studio Alice	3,300	61,485
Sun-Wa Technos	2,700	37,663
Takaoka Toko	1,800	22,231
Takara Standard	5,300	65,132
T-Gaia	30,550	440,310
TOA ROAD	600	25,305
Tochigi Bank	15,400	30,911
Tokyo Seimitsu	7,700	341,063
Topcon	12,000	173,261
Toshiba	12,900	530,815
Toshiba TEC	1,400	57,354
Transcosmos	7,200	205,321
Trend Micro	20,600	1,143,631
TV Asahi Holdings	7,100	88,380
Uchida Yoko	1,100	50,379
Union Tool	700	24,193
UNITED	4,400	76,100
Unitika †	9,900	25,818
Yamaichi Electronics	4,000	80,877
		108,663,328
Luxembourg − 0.93%
Eurofins Scientific	69,109	8,560,449
RTL Group	16,482	873,574
		9,434,023
Malaysia − 0.06%
BP Plastics Holding	70,050	25,895
Hong Leong Financial Group	60,700	252,649
Magni-Tech Industries	48,000	22,583
Sime Darby	258,000	143,677
Ta Ann Holdings	130,900	110,288
Wellcall Holdings	101,100	31,306
		586,398
Mexico − 0.23%
Alpek	418,701	454,987
Grupo Financiero Inbursa Class O †	334,734	401,671
Orbia Advance	17,713	45,209
	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico (continued)
Ternium ADR	32,205	$ 1,401,562
		2,303,429
Netherlands − 6.48%
Adyen †	1,432	3,768,512
ASML Holding	30,110	24,225,842
BE Semiconductor Industries	17,860	1,525,427
Brunel International	4,916	62,909
EXOR	37,024	3,314,305
Heineken Holding	51,060	4,717,396
IMCD	53,350	11,825,879
Randstad	16,432	1,123,218
TKH Group CVA	850	53,709
Topicus.com †	58,591	5,377,616
Van Lanschot Kempen CVA	1,316	32,962
Wolters Kluwer	82,588	9,741,139
		65,768,914
New Zealand − 0.04%
Fletcher Building	62,681	314,678
New Zealand Refining †	20,418	13,145
Skellerup Holdings	13,497	58,608
		386,431
Norway − 0.69%
Aker BP	45,241	1,391,098
Aker Carbon Capture †	1,788,630	5,560,033
		6,951,131
Panama − 0.35%
Copa Holdings Class A †	43,030	3,556,860
		3,556,860
Philippines − 0.01%
Ginebra San Miguel	33,690	75,186
		75,186
Poland − 1.17%
Alior Bank †	31,648	428,368
Amica	774	21,707
Asseco Poland	20,652	443,112
Bank Handlowy w Warszawie	6,409	93,866
Bank Millennium †	240,267	487,096
Bank Polska Kasa Opieki	49,578	1,496,447
Budimex	941	53,015
Grupa Azoty †	26,566	222,744
Grupa Lotos †	5,149	77,824
ING Bank Slaski	956	63,354
KRUK	611	49,588
LiveChat Software	806	23,365
Lubelski Wegiel Bogdanka †	1,267	10,063
mBank †	12,310	1,315,537

6    NQ-OPTIE [12/21] 2/22 (2028214)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Poland (continued)
PGE Polska Grupa Energetyczna †	72,911	$ 145,489
Polskie Gornictwo Naftowe i Gazownictwo	167,515	261,975
Powszechna Kasa Oszczednosci Bank Polski †	366,302	4,062,915
Powszechny Zaklad Ubezpieczen	299,701	2,617,123
Wielton	8,434	18,775
		11,892,363
Republic of Korea − 5.27%
BNK Financial Group	55,107	388,799
Creas F&C	894	33,027
Daechang Forging	10,249	68,083
DGB Financial Group	8,243	64,954
Hana Financial Group	9,782	345,589
Handsome	3,352	100,256
Hyosung	4,412	350,834
Hyosung TNC	511	223,571
HYUNDAI	1,360	19,171
Hyundai Engineering & Construction	53,181	1,984,340
Hyundai Steel	2,888	99,457
JB Financial Group	46,074	323,110
KB Financial Group	79,118	3,658,757
Keyang Electric Machinery	9,000	30,850
Kia	64,729	4,467,149
Kolon Industries	3,419	203,641
KT	147,921	3,794,494
KT ADR	210,130	2,641,334
LG Electronics	34,834	4,033,103
LX Semicon	4,179	586,778
NAVER	14,896	4,728,310
NH Investment & Securities	60,594	636,423
POSCO	17,914	4,154,022
Sambo Corrugated Board	3,798	50,908
Samsung Card	13,434	355,996
Samsung Electronics	175,109	11,500,278
Sangsangin	14,436	100,609
SeAH Holdings	322	28,262
Shinhan Financial Group	220,701	6,819,452
SIMMTECH HOLDINGS	14,030	56,010
S-Oil	22,116	1,589,525
Value Added Technology	882	26,198
		53,463,290
Russia − 0.54%
Evraz	20,349	165,701
	Number of shares	Value (US $)
Common StockΔ (continued)
Russia (continued)
Magnit PJSC GDR	156,471	$ 2,347,065
MMC Norilsk Nickel PJSC ADR	95,191	2,944,258
		5,457,024
Singapore − 0.09%
IGG	192,000	170,638
Riverstone Holdings	143,000	74,280
Samudera Shipping Line	100,400	42,467
STMicroelectronics	12,571	620,715
		908,100
South Africa − 1.25%
AECI	18,805	132,172
African Rainbow Minerals	5,071	73,581
Anglo American	156,607	6,393,178
Discovery †	599,925	5,405,161
Motus Holdings	19,058	131,666
Ninety One	16,741	59,368
Omnia Holdings	7,530	30,248
Sasol †	25,442	413,522
		12,638,896
Spain − 0.69%
Amadeus IT Group †	97,670	6,608,768
Laboratorios Farmaceuticos Rovi	4,805	403,722
		7,012,490
Sweden − 2.57%
Alcadon Group †	799	11,053
Atlas Copco Class B	178,904	10,508,869
Careium †	4,489	14,978
Doro †	4,489	15,350
Epiroc Class B	358,407	7,579,310
Getinge Class B	91,935	4,019,778
Instalco	23	1,103
Kinnevik Class B †	51,274	1,822,977
Lindab International	6,397	227,549
Lundin Energy	49,473	1,770,281
Micro Systemation Class B	4,380	18,613
Net Insight Class B †	22,802	16,649
Nordic Waterproofing Holding	1,682	41,380
Paradox Interactive	4	79
Svedbergs i Dalstorp Class B	6,899	65,660
		26,113,629
Switzerland − 7.54%
Bellevue Group	866	39,108
Cie Financiere Richemont	56,827	8,491,936
Comet Holding	415	152,618

NQ-OPTIE [12/21] 2/22 (2028214)    7

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Switzerland (continued)
EFG International †	6,739	$ 51,260
Feintool International Holding †	350	22,202
Georg Fischer	304	459,957
Huber + Suhner	2,665	254,014
Kuehne + Nagel International	46,504	14,976,955
Nestle	86,745	12,111,104
Rieter Holding †	469	90,810
Roche Holding	40,563	16,828,017
Sonova Holding	17,000	6,643,551
Straumann Holding	2,254	4,766,289
Tecan Group	421	255,701
Temenos	45,283	6,241,872
u-blox Holding †	1,076	82,939
Vifor Pharma	5,701	1,012,770
Wizz Air Holdings †	51,628	2,926,620
Zehnder Group	11,237	1,143,597
		76,551,320
Taiwan − 6.89%
Acer	2,665,000	2,926,259
Arcadyan Technology	177,000	813,992
ASPEED Technology	6,000	773,663
Asustek Computer	137,000	1,859,839
C Sun Manufacturing	55,085	103,536
Chicony Electronics	79,000	234,795
ChipMOS Technologies	1,527,000	2,674,772
CTBC Financial Holding	513,000	480,579
eMemory Technology	10,000	789,247
Evergreen Marine Corp. Taiwan	873,000	4,472,314
Everlight Electronics	59,000	112,077
Fittech	37,000	292,056
Formosan Rubber Group	56,000	46,524
Fubon Financial Holding	1,715,148	4,720,990
General Interface Solution Holding	140,000	515,276
Gigabyte Technology	8,000	44,889
Greatek Electronics	85,000	239,570
Hon Hai Precision Industry	1,195,000	4,481,419
Innolux	1,423,000	1,005,564
Lite-On Technology	594,000	1,367,831
Macronix International	395,000	601,004
Novatek Microelectronics	256,000	4,971,088
Pegatron	138,000	344,324
Pou Chen	712,000	851,785
Powertech Technology	151,000	532,130
Progate Group †	13,016	48,667
Qualipoly Chemical	114,000	181,377
Raydium Semiconductor	7,307	151,236
	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan (continued)
Realtek Semiconductor	149,000	$ 3,113,102
Sea ADR †	16,597	3,712,915
Silicon Motion Technology ADR	24,012	2,281,860
Sitronix Technology	5,000	57,619
Sonix Technology	67,000	222,437
Taishin Financial Holding	1,971,000	1,348,402
Taiwan Cooperative Financial Holding	877,000	805,816
Taiwan Semiconductor Manufacturing	896,000	19,820,415
Topco Scientific	22,000	125,451
Unitech Computer	40,000	53,802
Utechzone	73,000	231,824
Weblink International	15,000	23,648
Wholetech System Hitech	119,000	210,646
Yield Microelectronics †	12,525	61,533
Yuanta Financial Holding	2,494,080	2,278,178
		69,984,451
Thailand − 0.29%
Asia Plus Group Holdings NVDR	270,700	27,984
Indorama Ventures NVDR	299,500	387,219
Krung Thai Bank NVDR	1,077,430	424,738
PTT Global Chemical NVDR	527,200	926,616
PTT NVDR	593,200	673,183
Siam Commercial Bank NVDR	110,500	419,430
Somboon Advance Technology NVDR	176,900	115,218
		2,974,388
Turkey − 0.03%
KOC Holding	140,946	302,369
Turkiye Petrol Rafinerileri †	1,847	21,557
		323,926
Ukraine − 0.30%
Ferrexpo	741,228	3,003,848
		3,003,848
United Arab Emirates − 0.05%
Emirates NBD Bank PJSC	143,887	530,804
		530,804
United Kingdom − 3.64%
888 Holdings	6,188	25,211
accesso Technology Group †	2,895	32,054
AG Barr	8,562	60,031
Bloomsbury Publishing	7,978	38,875
Brewin Dolphin Holdings	18,686	93,582
CNH Industrial	343,187	6,635,248

8    NQ-OPTIE [12/21] 2/22 (2028214)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Craneware	1,127	$ 36,992
Dignity †	4,650	37,135
dotdigital group	8,435	22,583
Endava ADR †	1,315	220,815
Experian	158,503	7,792,156
Gem Diamonds	5,047	3,238
GlaxoSmithKline ADR	35,471	1,564,271
Grafton Group	6,064	101,204
Greggs	7,101	320,738
Hargreaves Lansdown	257,789	4,728,006
Hargreaves Services	2,342	12,949
Howden Joinery Group	140,053	1,708,393
Indivior †	330,484	1,149,629
Investec	279,752	1,521,914
Just Eat Takeaway.com †	27,353	1,509,084
Just Group †	79,775	90,271
Man Group	188,536	580,309
Mission Group	13,617	11,704
Ninety One	13,874	52,056
Polar Capital Holdings	20,918	224,526
Prudential	404,441	6,977,010
Royal Mail	53,421	365,878
Serica Energy	5,730	18,692
Travis Perkins	24,231	509,843
Wise Class A †	47,649	487,971
		36,932,368
United States − 3.08%
Atlassian Class A †	21,111	8,049,413
BRP	16,200	1,418,997
Inmode †	48,480	3,421,718
James Hardie Industries CDI	187,773	7,554,768
Jasper Infotech =, †, π	1,420	311,104
Jasper Infotech Series G =, †, π	470	102,971
JBS	558,600	3,805,901
Nitro Software †	32,449	58,313
Sims	84,858	991,519
Spotify Technology †	23,326	5,458,984
Viemed Healthcare †	11,948	62,340
		31,236,028
Total Common Stock (cost $940,992,106)		989,273,377

Preferred Stock – 1.18%Δ
Brazil − 1.10%
Braskem Class A 13.26% **	465,016	4,811,287
Cia Paranaense de Energia 20.37% **	826,300	955,363
	Number of shares	Value (US $)

Preferred StockΔ (continued)
Brazil (continued)
Petroleo Brasileiro 19.43% **	1,049,200	$ 5,359,020
		11,125,670
Germany − 0.08%
Jungheinrich 1.07% **	3,027	153,760
Schaeffler 3.31% **	77,554	641,152
Villeroy & Boch 3.14% **	733	19,194
		814,106
Sweden − 0.00%
NP3 Fastigheter 5.87% **	5,412	20,334
		20,334
Total Preferred Stock (cost $11,000,714)		11,960,110

Warrants – 0.00%Δ
Malaysia − 0.00%
BP Plastics Holding, expiration date 12/14/26 †	9,340	1,009
Total Warrants (cost $0)		1,009

Short-Term Investments – 0.97%
Money Market Mutual Funds – 0.97%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	2,462,434	2,462,434
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,462,433	2,462,433
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	2,462,434	2,462,434

NQ-OPTIE [12/21] 2/22 (2028214)    9

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,462,433	$ 2,462,433
Total Short-Term Investments (cost $9,849,734)		9,849,734

Total Value of Securities−99.60% (cost $961,842,554)		1,011,084,230
Receivables and Other Assets Net of Liabilities — 0.40%		4,016,341
Net Assets Applicable to 73,885,546 Shares Outstanding — 100.00%	$1,015,100,571
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2021, the aggregate value of restricted securities was $414,075 which represented percentage of 0.04% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
**	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Jasper Infotech	5/7/14	$999,482	$311,104
Jasper Infotech Series G	10/29/14	396,443	102,971
Total		$1,395,925	$414,075

Summary of abbreviations:
ADR – American Depositary Receipt
CDI – CHESS Depositary Interest
CVA – Certified Dutch Certificate
GDR – Global Depositary Receipt
GS – Goldman Sachs
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
10    NQ-OPTIE [12/21] 2/22 (2028214)